Loans and Allowance for Losses and Concentrations of Credit Risk - Loan (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	$ 3,187,718	[1]	$ 2,711,796	[1]
Unamortized premiums, discounts and other cost basis adjustments	12,396		35,272
Lower of Cost or Fair Value Adjustment on Loans Held for Sale	0		(5,943)
Loans Held for Investment at amortized cost	3,200,114		2,067,134
Loans held for sale, at lower of cost or fair value	0		673,991
Total loans	3,200,114		2,741,125
Allowance for Loan Losses	(6,866)		(11,351)
Total loans, net of allowance	3,193,248		2,729,774
Farm & Ranch [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	2,135,467		1,679,851
Rural Utilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	1,052,251		1,031,945
Variable Interest Entity, Primary Beneficiary [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	613,750	[1]	529,284	[1]
Unamortized premiums, discounts and other cost basis adjustments	16,239		34,291
Lower of Cost or Fair Value Adjustment on Loans Held for Sale	0		0
Loans Held for Investment at amortized cost	629,989		563,575
Loans held for sale, at lower of cost or fair value	0		0
Total loans	629,989		563,575
Allowance for Loan Losses	(279)		(365)
Total loans, net of allowance	629,710		563,210
Variable Interest Entity, Primary Beneficiary [Member] | Farm & Ranch [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	259,509		160,436
Variable Interest Entity, Primary Beneficiary [Member] | Rural Utilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	354,241		368,848
Unsecuritized [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	2,573,968	[1]	2,182,512	[1]
Unamortized premiums, discounts and other cost basis adjustments	(3,843)		981
Lower of Cost or Fair Value Adjustment on Loans Held for Sale	0		(5,943)
Loans Held for Investment at amortized cost	2,570,125		1,503,559
Loans held for sale, at lower of cost or fair value	0		673,991
Total loans	2,570,125		2,177,550
Allowance for Loan Losses	(6,587)		(10,986)
Total loans, net of allowance	2,563,538		2,166,564
Unsecuritized [Member] | Farm & Ranch [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	1,875,958		1,519,415
Unsecuritized [Member] | Rural Utilities [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, Gross	$ 698,010		$ 663,097

[1]	Unpaid principal balance is the basis of presentation in disclosures of outstanding balances for Farmer Mac's lines of business.